Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Preferred Shares	Class B Preferred Shares	Ordinary Share	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2019	$ 10,338,927	$ 31,087,732		$ 3,312,189	$ 658,662	$ (12,407,304)	$ (7,906)	$ 17,110,521	$ 50,092,821
Balance (in Shares) at Jun. 30, 2020	715,000	291,795,150	25,287,851
Net loss (loss)						(246,256)		420,663	174,407
Dividend to shareholders	343,200					(343,200)
Transfer to statutory reserve					136,422				136,422
Foreign currency translation adjustments							1,092,982	1,129,889	2,222,871
Balance at Jun. 30, 2020	$ 10,682,127	$ 31,087,732		3,312,189	795,084	(12,996,760)	1,085,076	18,661,073	52,626,521
Balance (in Shares) at Jun. 30, 2020	715,000	291,795,150	25,287,851
Balance at Dec. 31, 2020	$ 11,025,327	$ 31,087,732		3,312,189	202,592	(14,330,288)	2,310,369	19,278,508	52,886,429
Balance (in Shares) at Jun. 30, 2021	715,000	291,795,150	25,287,851
Net loss (loss)						(527,427)		67,030	(460,397)
Deconsolidation of subsidiaries
Dividend to shareholders	343,200					(343,200)
Transfer to statutory reserve
Foreign currency translation adjustments							303,311	226,482	529,793
Balance at Jun. 30, 2021	$ 11,368,527	$ 31,087,732		$ 3,312,189	$ 202,592	$ (15,200,915)	$ 2,613,680	$ 19,572,020	$ 52,955,825
Balance (in Shares) at Jun. 30, 2021	715,000	291,795,150	25,287,851